PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 28, 2025
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at the end of the respective fiscal year:

	December 28, 2025	December 29, 2024
Land	$366,285	$435,239
Equipment	3,890,916	4,149,525
Buildings and leasehold improvements	2,412,371	2,915,784
Total property and equipment	6,669,572	7,500,548
Accumulated depreciation	(3,788,731)	(3,575,663)
Net	2,880,841	3,924,885
Less - property held for sale	(424,123)	(258,751)
Less - impairment charge	-	(322,794)
Net property and equipment	$2,456,718	$3,343,340

Depreciation expenses for 2025 and 2024 were $585,047 and $652,967, respectively.